Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share

The following table sets forth the computation of (loss) earnings per share:

	For the three months ended		For the six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Numerator
Net loss – basic and diluted	$(2,115,512)	$(2,817,574)	$(7,118,223)	$(4,723,407)

Denominator
Weighted average shares used to compute net loss per share, basic and diluted	150,234,327	94,604,510	146,925,149	86,273,053

Net loss per share – basic and diluted	$(0.01)	$(0.03)	$(0.05)	$(0.05)
The following table sets forth the computation of (loss) earnings per share:
	Years Ended December 31,
	2023	2022
Numerator
Net loss – basic and diluted	$(13,763,658)	$(12,073,260)

Denominator
Weighted average shares used to compute net loss per share, basic and diluted	94,355,476	67,972,194

Net loss per share – basic and diluted	$(0.15)	$(0.18)

Schedule of Potentially Dilutive Outstanding Securities

The following potentially dilutive outstanding securities for the six months ended June 30, 2024, and 2023 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the year, see below:

	For the six months ended
	June 30, 2024	June 30, 2023
Warrants	61,332,886	37,436,200
Common Share options	20,399,367	21,086,071
ACI Canada legacy performance options	6,641,057	8,471,057
Total anti-dilutive features	88,373,310	66,993,328
The following potentially dilutive outstanding securities for the years ended December 31, 2023 and 2022 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the year, see below:
	For the Years Ended
	December 31, 2023	December 31, 2022
Warrants	43,729,794	15,981,290
Common Share options	20,672,207	5,506,071
ACI Canada legacy performance options	6,821,057	9,521,057
Total anti-dilutive features	71,223,058	31,008,418